Document and Entity Information	Jun. 21, 2023
Prospectus:
Document Type	497
Document Period End Date	May 31, 2022
Entity Registrant Name	MFS SERIES TRUST X
Entity Central Index Key	0000783740
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 21, 2023
Document Effective Date	Jun. 21, 2023
Prospectus Date	Sep. 28, 2022
MFS Growth Allocation Fund | A
Prospectus:
Trading Symbol	MAGWX
MFS Growth Allocation Fund | R4
Prospectus:
Trading Symbol	MAGJX
MFS Growth Allocation Fund | B
Prospectus:
Trading Symbol	MBGWX
MFS Growth Allocation Fund | C
Prospectus:
Trading Symbol	MCGWX
MFS Growth Allocation Fund | I
Prospectus:
Trading Symbol	MGWIX
MFS Growth Allocation Fund | R1
Prospectus:
Trading Symbol	MAGMX
MFS Growth Allocation Fund | R2
Prospectus:
Trading Symbol	MGALX
MFS Growth Allocation Fund | R3
Prospectus:
Trading Symbol	MAGEX
MFS Growth Allocation Fund | R6
Prospectus:
Trading Symbol	MAGQX